April 28, 2021

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

This filing is being made pursuant to Rule 497(c) and for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as an exhibit hereto relates to the definitive prospectus and statement of additional information which were filed with the Securities and Exchange Commission on April 9, 2021 (Accession Number: 0001387131-21-0004315) for Formidable ETF, Formidable Small/Mid Cap ETF and Formidable Thematic ETF, each a series of the Trust.

If you have any questions concerning this filing, please contact the undersigned at (617) 865-1870 or kenneth.earley@practus.com.

Regards,

/s/ Kenneth R. Earley

On behalf of Practus, LLP

KENNETH R. EARLEY ● PARTNER

Practus, LLP ● kenneth.earley@practus.com ● Practus.com

p: 617.865.1870

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase